Account Receivable, Net - Schedule of Movements of Allowance for Credit Loss (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Movements of Allowance for Credit Loss [Abstract]
Beginning balance	$ 1,112,315	$ 109,214
Adoption ASU 2016-13	1,353,029	985,102	116,428
Recovery of provision	(8,811)	(26,518)
Write off	(716,097)
Exchange rate effect	(60,705)	44,517	(7,214)
Ending balance	$ 1,679,731	$ 1,112,315	$ 109,214